Condensed Financial Statements of Parent Company - Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Nov. 14, 2017	Sep. 29, 2017	Sep. 01, 2017	Jul. 17, 2017
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value						$ 1.00
Ordinary shares, shares authorized		493,681,319				50,000
Ordinary shares, shares, issued	34,248,442	50,000,000			50,000
Ordinary shares, shares, outstanding		40,000,000
Series A Shares
Condensed Financial Statements Captions [Line Items]
Preferred stock, per share purchase price	$ 0.0001	$ 0.0001		$ 6.5520
Mezzanine equity, shares authorized	4,945,055	4,945,055
Mezzanine equity, shares issued	0	4,945,055		4,945,055
Mezzanine equity, shares outstanding	0	4,945,055
Series A1 Shares
Condensed Financial Statements Captions [Line Items]
Preferred stock, per share purchase price	$ 0.0001	$ 0.0001	$ 7.2800
Mezzanine equity, shares authorized	1,373,626	1,373,626
Mezzanine equity, shares issued	0	1,373,626	1,373,626
Mezzanine equity, shares outstanding	0	1,373,626
Class A Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	43,681,319
Ordinary shares, shares, issued	37,022,806	15,751,558
Ordinary shares, shares, outstanding	27,522,806	5,751,558
Class B Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	34,248,442	34,248,442
Ordinary shares, shares, issued	34,248,442	18,310,942
Ordinary shares, shares, outstanding	34,248,442	18,310,942
Parent Company
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Treasury stock, shares	9,500,000	10,000,000
Parent Company | Series A Shares
Condensed Financial Statements Captions [Line Items]
Preferred stock, per share purchase price		$ 0.0001
Mezzanine equity, shares authorized		4,945,055
Mezzanine equity, shares issued		4,945,055
Mezzanine equity, shares outstanding		4,945,055
Parent Company | Series A1 Shares
Condensed Financial Statements Captions [Line Items]
Preferred stock, per share purchase price		$ 0.0001
Mezzanine equity, shares authorized		1,373,626
Mezzanine equity, shares issued		1,373,626
Mezzanine equity, shares outstanding		1,373,626
Parent Company | Class A Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	43,681,319
Ordinary shares, shares, issued	37,022,806	15,751,558
Ordinary shares, shares, outstanding	27,522,806	5,751,558
Parent Company | Class B Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	34,248,442	34,248,442
Ordinary shares, shares, issued	34,248,442	18,310,942
Ordinary shares, shares, outstanding	34,248,442	18,310,942